Segment Information - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographic Information
Net sales	$ 6,583	$ 5,809	$ 5,379
Long-lived assets	1,160	1,086
Caribbean, Central and South America
Geographic Information
Net sales	2,753	2,295	1,990
Africa
Geographic Information
Net sales	1,668	1,483	1,572
United States
Geographic Information
Net sales	1,408	1,271	1,161
Long-lived assets	775	784
Pacific Basin and Far East
Geographic Information
Net sales	381	393	309
Canada/Mexico
Geographic Information
Net sales	255	238	236
Europe
Geographic Information
Net sales	100	99	40
Dominican Republic
Geographic Information
Long-lived assets	109	114
Senegal
Geographic Information
Long-lived assets	48
Argentina
Geographic Information
Long-lived assets	50	73
Ivory Coast
Geographic Information
Long-lived assets	36
All Other
Geographic Information
Net sales	18	30	$ 71
Long-lived assets	$ 142	$ 115